Inventories - details of amounts due from customers for contract work (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Aggregate amount of costs incurred and recognized profits (less recognized losses) to date	€ 826	€ 954
Less: Progress billings	715	912
Construction contracts, net asset/(liability)	111	42
Construction contract assets	194	135
Construction contract liabilities	€ 83	€ 93